TRADE RECEIVABLES AND OTHER	12 Months Ended
May 31, 2019
Trade and other receivables [Abstract]
TRADE RECEIVABLES AND OTHER
3.	TRADE RECEIVABLES AND OTHER

	May 31	May 31
	2019	2018
Trade receivables	$129,960	$217,054
GST recoverable	195,350	35,648
Prepaid expenses and deposits	343,864	127,719
	$669,174	$380,421

As at May 31, 2019 and 2018, the Company did not have any trade receivables that were past due. The Company’s allowance for doubtful accounts as at May 31, 2019 and 2018 was $Nil.